Financial Investments and Derivatives - Schedule of Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		R$ 23,912	R$ 28,871
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss		1,055	145
Total assets		24,967	29,016
Total liabilities		20,522	15,751
Up to 30 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		7,871	12,387
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss		1,055	145
Total assets		8,926	12,532
Total liabilities		20,522	15,751
From 31 to 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		16,041	5,601
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss
Total assets		16,041	5,601
Total liabilities
Over 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting			10,883
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss
Total assets			10,883
Total liabilities
DI1 – Futures Contracts [Member]
Derivatives measured at fair value through profit or loss
Total liabilities	[1],[2]	8,167	1,674
DI1 – Futures Contracts [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit or loss
Total liabilities	[1],[2]	8,167	1,674
DI1 – Futures Contracts [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit or loss
Total liabilities	[1],[2]
DI1 – Futures Contracts [Member] | Over 365 days [Member]
Derivatives measured at fair value through profit or loss
Total liabilities	[1],[2]
Derivative financial instruments (Swap) [Member]
Derivatives measured at fair value through profit or loss
Total liabilities		12,355	14,077
Derivative financial instruments (Swap) [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit or loss
Total liabilities		12,355	14,077
Derivative financial instruments (Swap) [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit or loss
Total liabilities
Derivative financial instruments (Swap) [Member] | Over 365 days [Member]
Derivatives measured at fair value through profit or loss
Total liabilities
DI1 and DDI - Futures Contracts [Member]
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss	[1],[2]	1,055
DI1 and DDI - Futures Contracts [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss	[1],[2]	1,055
DI1 and DDI - Futures Contracts [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss	[1],[2]
Notional Value [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		11,600,966	12,981,303
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss		432,300	1,274,996
Total assets		12,033,266	14,256,299
Total liabilities		12,082,524	3,913,522
Notional Value [Member] | DI1 – Futures Contracts [Member]
Derivatives measured at fair value through profit or loss
Total liabilities	[1],[2]	11,393,400	3,252,200
Notional Value [Member] | Derivative financial instruments (Swap) [Member]
Derivatives measured at fair value through profit or loss
Total liabilities		689,124	661,322
Notional Value [Member] | DI1 and DDI - Futures Contracts [Member]
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss	[1],[2]	432,300
Derivative financial instruments (Swap) [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		23,912	27,572
Derivative financial instruments (Swap) [Member] | Up to 30 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		7,871	11,088
Derivative financial instruments (Swap) [Member] | From 31 to 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		16,041	5,601
Derivative financial instruments (Swap) [Member] | Over 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting			10,883
Derivative financial instruments (Swap) [Member] | Notional Value [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting		568,833	1,201,903
DI1 – Futures Contracts [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]		1,299
DI1 – Futures Contracts [Member] | Up to 30 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]		1,299
DI1 – Futures Contracts [Member] | From 31 to 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]
DI1 – Futures Contracts [Member] | Over 365 days [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]
DI1 – Futures Contracts [Member] | Notional Value [Member]
Derivative hedging instrument of portfolio hedge accounting
Derivative hedging instrument of portfolio hedge accounting	[1],[2]	R$ 11,032,133	11,779,400
DI1 and DDI - Futures Contracts [Member]
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss	[1],[2]		145
DI1 and DDI - Futures Contracts [Member] | Up to 30 days [Member]
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss	[1],[2]		145
DI1 and DDI - Futures Contracts [Member] | From 31 to 365 days [Member]
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss	[1],[2]
DI1 and DDI - Futures Contracts [Member] | Over 365 days [Member]
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss	[1],[2]
DI1 and DDI - Futures Contracts [Member] | Notional Value [Member]
Derivatives measured at fair value through profit or loss
Derivatives measured at fair value through profit or loss	[1],[2]		R$ 1,274,996

[1]	As of June 30, 2026 and December 31, 2025 – DI1 Futures Contracts are commitments to buy or sell a financial instrument at a future date, at a previously agreed price or yield. For these instruments, daily settlements are made related to changes in market prices.
[2]	PicPay started the portfolio fair value hedge of interest rate risk in February 2024.